OTHER ACCOUNTS RECEIVABLE, NET (Details 1) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)	Dec. 31, 2015 COP ($)
Disclosure of other accounts receivables [Line Items]
Balance at the beginning of the year	$ 195,078
Recovery for partial payments from the clients	(804,970)	$ (269.8)		$ (414,734)	$ (1,047,374)
Balance at the end of the year	226,862			195,078
Other Accounts Receivable [Member]
Disclosure of other accounts receivables [Line Items]
Balance at the beginning of the year	195,078			194,450	222,385
Provision charged to profit or loss	98,024			105,942	96,775
Recovery for partial payments from the clients	(18,383)			(32,514)	(40,185)
Charge-offs	(48,171)			(72,120)	(85,880)
Exchange gains (losses) in foreign currency	314			(680)	1,355
Balance at the end of the year	$ 226,862			$ 195,078	$ 194,450

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.